Investment Securities - Investments by Contractual Maturity Date (Details) - USD ($) $ in Thousands	Sep. 30, 2019	Sep. 30, 2018
Amortized Cost, Available-for-sale securities
Amortized cost	$ 1,458,071	$ 1,326,471
Gross Unrealized Gains / Losses, Available-for-sale securities
Gross unrealized gains	30,461	4,685
Gross unrealized loss	(2,790)	(16,199)
Fair Value, Available-for-sale securities
Fair value	$ 1,485,742	$ 1,314,957
Yield, Available-for-sale securities
Yield	3.27%	3.30%
Amortized Cost, Held-to-maturity securities
Amortized cost	$ 1,443,480	$ 1,625,420
Gross Unrealized Gains / Losses, Held-to-maturity securities
Gross unrealized gains	19,952	333
Gross unrealized losses	(337)	(76,983)
Fair Value, Held-to-maturity securities
Fair value	$ 1,463,095	1,548,770
Yield, Held-to-maturity securities
Yield	3.15%
Investments	$ 2,901,551	2,951,891
Gross unrealized gains on investments	50,413	5,018
Gross unrealized losses on investments	(3,127)	(93,182)
Total Financial Assets	$ 2,948,837	$ 2,863,727
Yield on investments	3.21%	3.22%
U.S. government and agency securities
Amortized Cost, Available-for-sale securities
5 to 10 years	$ 65,287	$ 60,872
Over 10 years	207,067	148,099
Gross Unrealized Gains / Losses, Available-for-sale securities
Gross unrealized gains, 5 to 10 years	39	0
Gross unrealized gains, over 10 years	1	109
Gross unrealized losses, 5 to 10 years	(629)	(1,473)
Gross unrealized losses, over 10 years	(987)	(314)
Fair Value, Available-for-sale securities
5 to 10 years	64,697	59,399
Over 10 years	$ 206,081	$ 147,894
Yield, Available-for-sale securities
5 to 10 years	2.43%	2.55%
Over 10 years	3.02%	3.05%
Equity securities
Amortized Cost, Available-for-sale securities
1 to 5 years		$ 500
Gross Unrealized Gains / Losses, Available-for-sale securities
Gross unrealized gains, 1 to 5 years		0
Gross unrealized losses, 1 to 5 years		(12)
Fair Value, Available-for-sale securities
1 to 5 years		$ 488
Yield, Available-for-sale securities
1 to 5 years		1.80%
Corporate debt securities
Amortized Cost, Available-for-sale securities
Within 1 year	$ 43,903
1 to 5 years	70,000	$ 113,762
5 to 10 years	92,931	69,965
Gross Unrealized Gains / Losses, Available-for-sale securities
Gross unrealized gains, within 1 year	411
Gross unrealized gains, 1 to 5 years	689	1,875
Gross unrealized gains, 5 to 10 years	1,879	35
Gross unrealized losses, within 1 year	0
Gross unrealized losses, 1 to 5 years	(50)	(13)
Gross unrealized losses, 5 to 10 years	0	(929)
Fair Value, Available-for-sale securities
Within 1 year	44,314
1 to 5 years	70,639	115,624
5 to 10 years	$ 94,810	$ 69,071
Yield, Available-for-sale securities
Within 1 year	3.65%
1 to 5 years	3.29%	3.59%
5 to 10 years	3.27%	3.23%
Municipal bonds
Amortized Cost, Available-for-sale securities
1 to 5 years	$ 1,430	$ 1,398
Over 10 years	20,303	20,323
Gross Unrealized Gains / Losses, Available-for-sale securities
Gross unrealized gains, 1 to 5 years	14	0
Gross unrealized gains, over 10 years	895	1,281
Gross unrealized losses, 1 to 5 years	0	(24)
Gross unrealized losses, over 10 years	0	0
Fair Value, Available-for-sale securities
1 to 5 years	1,444	1,374
Over 10 years	$ 21,198	$ 21,604
Yield, Available-for-sale securities
1 to 5 years	1.94%	2.05%
Over 10 years	6.45%	6.45%
Agency pass-through certificates
Amortized Cost, Available-for-sale securities
Without single maturity date	$ 957,150	$ 908,092
Gross Unrealized Gains / Losses, Available-for-sale securities
Gross unrealized gains, without single maturity date	26,533	1,383
Gross unrealized losses, without single maturity date	(1,124)	(13,434)
Fair Value, Available-for-sale securities
Without single maturity date	$ 982,559	$ 896,041
Yield, Available-for-sale securities
Without single maturity date	3.29%	3.29%
Amortized Cost, Held-to-maturity securities
Without single maturity date	$ 1,428,480	$ 1,610,420
Gross Unrealized Gains / Losses, Held-to-maturity securities
Gross unrealized gains, without single maturity date	19,945	305
Gross unrealized losses, without single maturity date	(337)	(76,983)
Fair Value, Held-to-maturity securities
Without single maturity date	$ 1,448,088	$ 1,533,742
Yield, Held-to-maturity securities
Without single maturity date	3.15%	3.16%
Commercial MBS
Amortized Cost, Available-for-sale securities
Without single maturity date		$ 3,460
Gross Unrealized Gains / Losses, Available-for-sale securities
Gross unrealized gains, without single maturity date		2
Gross unrealized losses, without single maturity date		0
Fair Value, Available-for-sale securities
Without single maturity date		$ 3,462
Yield, Available-for-sale securities
Without single maturity date		4.36%
Amortized Cost, Held-to-maturity securities
Without single maturity date	$ 15,000	$ 15,000
Gross Unrealized Gains / Losses, Held-to-maturity securities
Gross unrealized gains, without single maturity date	7	28
Gross unrealized losses, without single maturity date	0	0
Fair Value, Held-to-maturity securities
Without single maturity date	$ 15,007	$ 15,028
Yield, Held-to-maturity securities
Without single maturity date	2.89%	3.03%